                                                            [LOGO]PIONEER
                                                                  INVESTMENTS(R)


PIONEER
EMERGING MARKETS
FUND


SEMIANNUAL REPORT 5/31/01

TABLE OF CONTENTS

 Letter from the President                                             1

 Portfolio Summary                                                     2

 Performance Update                                                    3

 Portfolio Management Discussion                                       7

 Schedule of Investments                                              10

 Financial Statements                                                 21

 Notes to Financial Statements                                        28

 Trustees, Officers and Service Providers                             34

 Retirement Plans from Pioneer                                        35

 Programs and Services for Pioneer Shareowners                        36

PIONEER EMERGING MARKETS FUND
LETTER FROM THE PRESIDENT 5/31/01


DEAR SHAREOWNER,

I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst in the spring of 2000. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

Sincerely,

/s/ David Tripple

David Tripple
Pioneer Investment Management, Inc.

PORTFOLIO SUMMARY 5/31/01

PORTFOLIO DIVERSIFICATION
(As a percentage of equity holdings)

[CHART]

Financial                                     29%
Communication Services                        19%
Consumer Staples                              14%
Basic Materials                                9%
Energy                                         7%
Consumer Cyclicals                             6%
Utilities                                      5%
Technology                                     5%
Capital Goods                                  3%
Health Care                                    2%
Transportation                                 1%

GEOGRAPHICAL DISTRIBUTION
(As a percentage of equity holdings)

[CHART]

India                           10.8%
Mexico                          10.0%
South Korea                      9.8%
Hong Kong                        9.0%
Brazil                           9.0%
Taiwan                           8.4%
South Africa                     6.5%
Indonesia                        4.7%
Malaysia                         4.3%
Greece                           3.7%
Thailand                         3.7%
Chile                            3.4%
Poland                           2.8%
Russia                           2.8%
Singapore                        1.9%
Turkey                           1.8%
Egypt                            1.7%
Israel                           1.4%
Phillipines                      1.4%
China                            1.2%
Peru                             0.7%
Hungary                          0.4%
Argentina                        0.3%
Czech Republic                   0.3%


10 LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. China Mobile Ltd.                   2.45%
  2. Grupo Financiero Banamex
     Accival (Class 0)                   2.34
  3. Telekomunikasi Indonesia
     TBK (A.D.R.)                        1.86
  4. PT Indosat Indonesian Satellite
     Corp. (A.D.R.)                      1.82
  5. Petroleo Brasileiro SA (A.D.R.)     1.80
  6. Samsung Electronics Co.             1.69%
  7. CNOOC Ltd.                          1.62
  8. Grupo Modelo SA de CV               1.43
  9. Comphania Vale do Rio Doce
     (A.D.R.)                            1.42
 10. Lukoil Holding (A.D.R.)             1.23

Fund holdings will vary for other periods.

PERFORMANCE UPDATE 5/31/01                                        CLASS A SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    5/31/01        11/30/00
                             $10.71         $10.82

DISTRIBUTIONS PER SHARE      INCOME         SHORT-TERM        LONG-TERM
(11/30/00-5/31/01)           DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                             -              -                 -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of May 31, 2001)

                NET ASSET    PUBLIC OFFERING
PERIOD            VALUE          PRICE
Life-of-Class      0.47%         -0.38%
(6/23/94)
5 Years           -2.63          -3.78
1 Year           -29.40         -33.48

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[CHART]

GROWTH OF $10,000+

                        PIONEER EMERGING                    MSCI EMERGING
                         MARKETS FUND*                   MARKETS FREE INDEX
6/30/1994                    $9,425                            $10,000
                             $9,128                            $11,242
5/31/1995                    $8,743                            $ 9,970
                             $8,756                            $ 9,385
5/31/1996                   $10,998                            $10,780
                            $10,558                            $10,347
5/31/1997                   $12,385                            $11,616
                            $11,653                            $ 8,972
5/31/1998                   $11,302                            $ 8,329
                             $7,902                            $ 6,962
5/31/1999                    $9,798                            $ 8,618
                            $12,405                            $10,130
5/31/2000                   $13,637                            $10,150
                             $9,726                            $ 7,738
5/31/2001                    $9,628                            $ 7,945

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE UPDATE 5/31/01                                        CLASS B SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    5/31/01         11/30/00
                             $10.13          $10.28

DISTRIBUTIONS PER SHARE      INCOME          SHORT-TERM         LONG-TERM
(11/30/00-5/31/01)           DIVIDENDS       CAPITAL GAINS      CAPITAL GAINS
                             -               -                  -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of May 31, 2001)

                 RETURN      RETURN
PERIOD           IF HELD   IF REDEEMED
Life-of-Class     -0.31%      -0.31%
(6/23/94)
5 Years           -3.42       -3.58
1 Year           -30.04      -32.84

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[CHART]

GROWTH OF $10,000+

                       PIONEER EMERGING             MSCI EMERGING MARKETS
                         MARKETS FUND*                   FREE INDEX
6/94                        $10,000                        $10,000
                            $ 9,644                        $11,242
5/95                        $ 9,209                        $ 9,970
                            $ 9,199                        $ 9,385
5/96                        $11,517                        $10,780
                            $11,011                        $10,347
5/97                        $12,870                        $11,616
                            $12,069                        $ 8,972
5/98                        $11,659                        $ 8,329
                            $ 8,112                        $ 6,962
5/99                        $10,023                        $ 8,618
                            $12,641                        $10,130
5/00                        $13,835                        $10,150
                            $ 9,822                        $ 7,738
5/01                        $ 9,679                        $ 7,945

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE UPDATE 5/31/01                                        CLASS C SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                         5/31/01            11/30/00
                                  $10.07             $10.23

DISTRIBUTIONS PER SHARE           INCOME             SHORT-TERM         LONG-TERM
(11/30/00-5/31/01)                DIVIDENDS          CAPITAL GAINS      CAPITAL GAINS
                                  -                  -                  -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of May 31, 2001)

                  RETURN      RETURN
PERIOD            IF HELD   IF REDEEMED
Life-of-Class     -1.80%      -1.80%
(1/31/96)
5 Years           -3.52       -3.52
1 Year           -29.83      -29.83

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[CHART]

GROWTH OF $10,000+

                  PIONEER EMERGING                 MSCI EMERGING MARKETS
                    MARKETS FUND*                       FREE INDEX
1/96                     $10,000                             $10,000
5/96                     $10,855                             $10,268
                         $10,386                             $ 9,855
5/97                     $12,131                             $11,064
                         $11,384                             $ 8,546
5/98                     $10,997                             $ 7,934
                         $ 7,633                             $ 6,631
5/99                     $ 9,390                             $ 8,209
                         $11,824                             $ 9,649
5/00                     $12,932                             $ 9,668
                         $ 9,219                             $ 7,370
5/01                     $ 9,075                             $ 7,568

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE UPDATE 5/31/01                                        CLASS Y SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    5/31/01         11/30/00
                             $10.95          $11.03

DISTRIBUTIONS PER SHARE      INCOME          SHORT-TERM         LONG-TERM
(11/30/00-5/31/01)           DIVIDENDS       CAPITAL GAINS      CAPITAL GAINS
                             -               -                  -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of May 31, 2001)

                 RETURN      RETURN
PERIOD           IF HELD   IF REDEEMED
Life-of-Class     -8.22%      -8.22%
(4/9/98)
1 Year           -28.99      -28.99

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[CHART]

GROWTH OF $10,000

                     PIONEER EMERGING                 MSCI EMERGING MARKETS
                      MARKETS FUND*                         FREE INDEX
4/98                   $10,000                            $10,000
5/98                   $ 8,759                            $ 8,630
                       $ 5,578                            $ 5,666
11/98                  $ 6,155                            $ 7,213
                       $ 6,065                            $ 7,062
5/99                   $ 7,658                            $ 8,929
                       $ 7,915                            $ 9,760
11/99                  $ 9,730                            $10,495
                       $13,889                            $12,058
5/00                   $10,725                            $10,516
                       $10,739                            $10,377
11/00                  $ 7,672                            $ 8,017
                       $ 8,304                            $ 8,604
5/01                   $ 7,616                            $ 8,232

+ Index comparison begins April 30, 1998. The MSCI Emerging Markets Free
  Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGEMENT DISCUSSION 5/31/01

For the six months ended May 31, 2001, Pioneer Emerging Markets Fund's Class A, B, C and Y shares delivered total returns at net asset value of -1.02%, -1.46%, -1.56% and -0.72% respectively. The MSCI Emerging Markets Free Index had a total return of 2.71% over the same period.

In the following discussion, Mark Madden, portfolio manager of Pioneer Emerging Markets Fund, addresses the factors impacting the Fund's performance and the outlook for emerging markets.

Q: WHAT FACTORS INFLUENCED THE PERFORMANCE OF EMERGING MARKETS IN THE SIX MONTHS ENDING MAY 31, 2001?

A: The last six months were extremely challenging for equity investors around the world. Fears of slowing global growth and a potential recession in the United States made it difficult to achieve positive returns in most equity markets. Emerging markets fared a bit better than many major developed markets in North America, Europe and Japan partly because many emerging markets are in a different economic cycle than developed countries. Many emerging markets experienced a major economic downturn in 1997-98. This downturn provided a catalyst for many companies to initiate restructuring to improve efficiency and lay the foundation for a recovery in profits. In addition, governments in developing countries strengthened their financial systems to deal better with crises in the future. We are now in the early years of an economic recovery and the profit cycle may be turning up. In contrast, the United States and Europe appear to be in the early stages of a deceleration in economic growth and profits.

     While we believe that the outlook for many emerging markets has improved dramatically in the last few years, there are still risks prevailing in several countries that have had a dampening effect on returns from emerging markets. For example, Argentina has been struggling to reform its economy and restructure its government debt obligations. These risks along with a weak economy have negative implications for Argentina's stock market so we have maintained a very low exposure to Argentina (Argentina represented 0.3% of Pioneer Emerging Markets Fund as of May 31, 2001). However, Argentina's problems have had a greater than expected impact on sentiment in neighboring Brazil's stock market even though Argentina is not a major factor contributing to Brazil's economic growth. We believe that investors in Brazil have over-reacted to this situation thereby creating long-term opportunities (Brazil represented 7.8% of Pioneer Emerging Markets Fund as of May 31, 2001). The situation illustrates the global equity market's current sensitivity to potential risk factors. We believe that once economic conditions stabilize in the United States and Europe, the risk aversion we are experiencing will ease and improve the potential for strong returns in emerging markets.

Q:   WHAT IS YOUR INVESTMENT STRATEGY?

A: Our investment process is driven by rigorous research that focuses on companies with strong long-term growth prospects, proven management ability and those that are selling at a discount to our estimation of fair value. We look for companies that are well-positioned in industries with favorable long-term trends and growth potential. We manage risk through diversification among various countries, sectors and companies while emphasizing stocks that are attractively valued.

Q: WHERE ARE YOU FINDING ATTRACTIVE INVESTMENT OPPORTUNITIES IN THE EMERGING MARKETS?

A: We believe there are good opportunities available in companies that derive revenues from the domestic economy of their home country. In Asia, for example, domestic demand in many countries is just beginning to recover after suffering difficult times in 1997-98. The economic cycle in Asia is in a different phase than that of the United States economy. Whereas profit margins may have peaked in the United States, we are looking for improvement in profit margins and earnings of Asian companies in the financial, consumer and telecommunication sectors. We, in fact, are cautious in our view of the sustainability of strong demand in the United States economy. We believe that U.S. imports of electronic equipment, autos and other goods will continue to be weak in the near term. Last year, we reduced our exposure to companies that derive significant revenues from sales of products to the U.S. market.

     As for countries, we view the prospects for China and India positively. We believe the economies in these countries are poised to grow at rates higher than much of the rest of the world, and the stocks in these countries are attractively valued. We are less optimistic on Taiwan, South Korea and Mexico because these countries depend to a significant extent on exports of electronics and other products to the United States and Europe.

Q:   WHAT IS YOUR OUTLOOK?

A: We continue to be optimistic about the prospects for emerging markets. First, the interest rate and liquidity environment has improved dramatically from last year. Second, valuations of emerging market stocks are very attractive. Finally, earnings growth potential remains strong for many companies that do not depend on sales to customers in the United States. Local demand in many developing countries is just beginning to recover after the crises of 1997-98. Thus, many of the concerns that weighed on emerging markets last year appear to be easing this year. The main risk relates to the health of the U.S. and world economy. If the downturn in the United States economy proves steeper and longer than expected, this will negatively impact the performance of global equity markets. Despite this potential global risk to equity markets, we believe that investors in emerging markets will be rewarded over the long term as the growth outlook and valuations of emerging market stocks appear more attractive than those of companies in the United States.



INVESTING IN EMERGING MARKETS CARRIES ITS OWN SET OF RISKS, INCLUDING BUT NOT LIMITED TO, CURRENCY FLUCTUATIONS, AND SOCIAL AND ECONOMIC INSTABILITY. HOWEVER, WE FEEL CONFIDENT THAT THE LONG-TERM PROSPECTS INVITE SERIOUS CONSIDERATION.

SCHEDULE OF INVESTMENTS 5/31/01 (UNAUDITED)

SHARES                                                                                     VALUE
                   PREFERRED STOCKS - 2.7%
     63,400        Cemig SA (A.D.R.)                                                $    618,150
    260,500        Centrais Electricas Brasileiras SA (A.D.R)*                         1,351,344
 14,726,100        Companhia Brasileira de Distribuicao Group Pao de Acucar              388,367
    225,718        Companhia Brasileira de Distribuicao Group Pao de Acucar
                   (new shares)*                                                           6,032
     18,600        Embraer Aircraft Corp. (A.D.R.)                                       770,040
  1,405,000        Itausa - Investimentos Itau SA                                      1,221,220
     47,794        Tele Norte Leste Participacoes (A.D.R.)                               757,535
                                                                                    ------------
                   TOTAL PREFERRED STOCKS
                   (Cost $5,574,795)                                                $  5,112,688
                                                                                    ------------
                   COMMON STOCKS - 84.8%
                   MISCELLANEOUS - 0.4%
     15,200        Fomento Economico Mexicano, SA de CV (A.D.R.)                    $    651,320
                                                                                    ------------
                   TOTAL MISCELLANEOUS                                              $    651,320
                                                                                    ------------
                   BASIC MATERIALS - 8.0%
                   CHEMICALS - 1.0%
    132,709        Daelim Industrial Co.                                            $    943,778
     52,800        Reliance Industries Ltd. (G.D.R.) (144A)                              934,560
                                                                                    ------------
                                                                                    $  1,878,338
                                                                                    ------------
                   CHEMICALS (SPECIALTY) - 1.2%
    355,000        Formosa Plastic Corp.                                            $    446,501
    536,400        Indian Petrochemicals Corp., Ltd.*                                    684,924
  1,013,000        Nan Ya Plastics Corp.                                               1,094,650
                                                                                    ------------
                                                                                    $  2,226,075
                                                                                    ------------
                   CONSTRUCTION (CEMENT & AGGREGATES) - 0.3%
    152,200        Gujarat Ambuja Cements Ltd.                                      $    598,102
                                                                                    ------------
                   GOLD & PRECIOUS METALS MINING - 0.8%
     25,900        Anglogold Ltd.                                                   $    956,507
     21,700        Compania de Minas Buenaventura SA (A.D.R.)                            347,200
      8,400        Compania de Minas Buenaventura SA (Bonus Shares)                       67,181
  2,618,000        PT Aneka Tambang Tbk                                                  211,793
                                                                                    ------------
                                                                                    $  1,582,681
                                                                                    ------------
                   IRON & STEEL - 2.4%
  2,420,000        China Steel Corp., Ltd.                                          $  1,300,384
     43,700        Pohang Iron & Steel Co. Ltd. (A.D.R.)                                 889,295
    131,200        Remgro Ltd.*                                                          900,312

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
    235,900        Siderca SAIC                                                     $    488,357
    304,750        Tata Iron & Steel Co., Ltd.                                           919,118
                                                                                    ------------
                                                                                    $  4,497,466
                                                                                    ------------
                   METALS MINING - 2.3%
     98,500        Companhia Vale do Rio Doce (A.D.R.)                              $  2,373,850
    150,000        KGHM Polska Miedz SA                                                  854,991
  2,750,000        Yanzhou Coal Mining (Class H )                                      1,163,499
                                                                                    ------------
                                                                                    $  4,392,340
                                                                                    ------------
                   TOTAL BASIC MATERIALS                                            $ 15,175,002
                                                                                    ------------
                   CAPITAL GOODS - 2.4%
                   ELECTRICAL EQUIPMENT - 0.3%
    146,896        Bharat Heavy Electricals                                         $    588,679
                                                                                    ------------
                   MANUFACTURING (DIVERSIFIED) - 0.8%
    368,000        China Resources Enterprise Ltd.                                  $    577,967
  2,374,800        Glorious Sun Enterprises Ltd.                                         374,500
     73,400        Grasim Industries                                                     529,121
                                                                                    ------------
                                                                                    $  1,481,588
                                                                                    ------------
                   METAL FABRICATORS - 1.0%
    148,000        Tubos de Acero de Mexico SA (A.D.R.)                             $  1,887,000
                                                                                    ------------
                   TRUCKS & PARTS - 0.3%
    115,100        Larsen & Toubro Ltd.                                             $    612,886
                                                                                    ------------
                   TOTAL CAPITAL GOODS                                              $  4,570,153
                                                                                    ------------
                   COMMUNICATION SERVICES - 16.0%
                   CELLULAR/WIRELESS TELECOMMUNICATIONS - 5.9%
     64,500        Advanced Information Service Plc                                 $    610,970
    843,500        China Mobile Ltd.*                                                  4,087,862
     58,700        Mobinil-Egyptian Mobile Services*                                   1,011,678
    102,000        SK Telecom Co., Ltd. (A.D.R.)                                       1,955,340
    836,000        Smartone Telecommunications                                           991,442
     32,200        Stet Hellas Telecomm SA (A.D.R.)*                                     262,752
    586,177        Taiwan Cellular Corp.*                                                685,344
  1,045,000        Technology Resources Industries Bhd                                   484,000
      4,500        Tele Norte Celular Particpacoes SA (A.D.R.)                           120,150
    155,400        Total Access Communication Public Co., Ltd.*                          341,880
  1,147,400        United Communication Industry Public Co., Ltd.*                       764,596
                                                                                    ------------
                                                                                    $ 11,316,014
                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
                   TELECOMMUNICATIONS (LONG DISTANCE) - 0.6%
     77,701        Videsh Sanchar Nigam Ltd. (A.D.R.)*                              $  1,148,421
                                                                                    ------------
                   TELEPHONE - 9.5%
     15,500        Brasil Telecom Participacoes SA (A.D.R.)*                        $    620,155
         47        Brasil Telecom Participacoes SA (Bonus Shares)*                             -
     62,000        Brasil Telecom Participacoes SA*                                          294
    419,910        Carso Global Telecom*                                                 948,406
     79,600        Compania Telecom Chile SA (A.D.R.)*                                 1,197,980
    130,100        Embratel Participacoes (A.D.R.)                                     1,112,355
    116,650        Hellenic Telecommunication Organization SA                          1,607,725
     19,600        Korea Telecom Corp.                                                   872,131
    300,317        Mahanagar Telephone Nigam Ltd.                                        921,100
     46,600        Matav Rt (A.D.R)                                                      715,310
     96,500        Philippine Long Distance Telephone Co.                              1,243,557
    361,800        PT Indosat Indonesian Satellite Corp. (A.D.R.)                      3,039,120
     52,900        SPT Telecom AS*                                                       458,689
    973,200        TelecomAsia Corp. Public Co., Ltd.*                                   401,972
     17,400        Telefonos de Mexico SA (A.D.R.)                                       600,126
    573,700        Telekomunik Indonesia SP (A.D.R.)                                   3,103,717
    249,460        Telekomunikacja Polska SA                                           1,296,628
                                                                                    ------------
                                                                                    $ 18,139,265
                                                                                    ------------
                   TOTAL COMMUNICATION SERVICES                                     $ 30,603,700
                                                                                    ------------
                   CONSUMER CYCLICALS - 5.8%
                   AUTO PARTS & EQUIPMENT - 0.6%
    319,000        Cycle & Carriage Co.                                             $    542,979
     19,800        Halla Climate Control Co.                                             641,452
    200,000        Mirgor Sacifia (Class C) (A.D.R.) (144A)                               81,250
                                                                                    ------------
                                                                                    $  1,265,681
                                                                                    ------------
                   AUTOMOBILES - 0.7%
    339,000        Mahindra & Mahindra Ltd. (G.D.R.)                                $    898,350
  2,565,000        PT Astra International Tbk (Local Shares)*                            397,719
                                                                                    ------------
                                                                                    $  1,296,069
                                                                                    ------------
                   BUILDING MATERIALS - 0.4%
     86,300        Suez Cement Co. (G.D.R.) (144A)*                                 $    796,118
                                                                                    ------------
                   LEISURE TIME (PRODUCTS) - 0.9%
    141,400        Bajaj Auto Ltd. (Demat Shares)                                   $    821,144
    594,500        Berjaya Sports Toto Bhd                                               588,242
     99,600        Hero Honda Motors, Ltd. (Demat Shares)*                               294,239
                                                                                    ------------
                                                                                    $  1,703,625
                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
                   LODGING-HOTELS - 0.5%
     76,100        The Indian Hotels Co., Ltd. (G.D.R.) (144A)                      $    466,113
    425,800        Resorts World Bhd*                                                    588,276
                                                                                    ------------
                                                                                    $  1,054,389
                                                                                    ------------
                   PUBLISHING - 0.3%
  3,467,000        Oriental Press Group*                                            $    502,287
                                                                                    ------------
                   RETAIL (DEPARTMENT STORES) - 0.2%
      7,030        Shinsegae Co., Ltd.                                              $    482,386
                                                                                    ------------
                   RETAIL (DISCOUNT) - 0.3%
    264,900        Walmart De Mexico SA de CV                                       $    636,165
                                                                                    ------------
                   RETAIL (SPECIALTY-APPAREL) - 0.5%
    189,400        Edgars Consolidated Stores Ltd.                                  $    586,041
    645,100        Truworths International Ltd.*                                         398,409
                                                                                    ------------
                                                                                    $    984,450
                                                                                    ------------
                   SERVICES (COMMERCIAL & CONSUMER) - 0.6%
    181,600        Bidvest Group Ltd.*                                              $  1,073,966
                                                                                    ------------
                   TEXTILES (HOME FURNISHINGS) - 0.5%
  1,476,920        Far Eastern Textile Ltd. (G.D.R.)                                $    876,472
                                                                                    ------------
                   TEXTILES (SPECIALTY) - 0.3%
    577,000        Formosa Chemicals & Fibre Corp.                                  $    470,186
                                                                                    ------------
                   TOTAL CONSUMER CYCLICALS                                         $ 11,141,794
                                                                                    ------------
                   CONSUMER STAPLES - 11.6%
                   BEVERAGES (ALCOHOLIC) - 2.9%
  9,433,000        Anadolu Efes                                                     $    399,088
     70,600        Companhia de Bebidas Cervejaria (A.D.R.)                            1,584,264
    894,400        Grupo Modelo SA de CV                                               2,390,922
    163,800        South African Breweries Plc                                         1,215,983
                                                                                    ------------
                                                                                    $  5,590,257
                                                                                    ------------
                   BEVERAGES (NON-ALCOHOLIC) - 1.3%
     28,100        Coca-Cola Femsa, SA de CV (A.D.R.)                               $    628,035
     47,100        Embotelladora Andina SA (A.D.R.)                                      777,150
     21,100        Panamerican Beverages, Inc.                                           420,945
    249,800        Sermsuk Public Company Ltd.*                                          649,331
                                                                                    ------------
                                                                                    $  2,475,461
                                                                                    ------------
                   BROADCASTING (CABLE/TELEVISION/RADIO) - 0.8%
    248,800        ABS-CBN Broadcasting Corp.                                       $    187,439
 11,112,600        Benpres Holdings Corp.*                                               326,064

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
     93,050        Grupo Radio Centro SA de CV (A.D.R.)                             $    614,130
     11,300        Grupo Televisa SA (A.D.R.)*                                           476,860
                                                                                    ------------
                                                                                    $  1,604,493
                                                                                    ------------
                   DISTRIBUTORS (FOOD & HEALTH) - 0.4%
    288,800        Kimberly-Clark de Mexico, SA de CV                               $    792,506
                                                                                    ------------
                   ENTERTAINMENT - 0.4%
    430,700        Tanjong Plc                                                      $    691,387
                                                                                    ------------
                   FOODS - 2.0%
     32,800        Cheil Jedang Corp.                                               $  1,181,671
  2,158,000        President Enterprises Corp.                                           923,856
  7,238,300        PT Indofood Sukses Makmur Tbk*                                        520,507
     86,300        Tiger Brands Ltd.*                                                    624,504
  3,250,000        Tingyi Holding Co.                                                    479,182
                                                                                    ------------
                                                                                    $  3,729,720
                                                                                    ------------
                   HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.1%
 30,298,500        Arcelik A.S.                                                     $    253,782
                                                                                    ------------
                                                                                    $    253,782
                                                                                    ------------
                   PERSONAL CARE - 0.8%
     14,595        Colgate-Palmolive (India)*                                       $     53,919
    334,400        Hindustan Lever Ltd.                                                1,410,249
                                                                                    ------------
                                                                                    $  1,464,168
                                                                                    ------------
                   RESTAURANTS - 0.7%
  1,184,900        Kentucky Fried Chicken Bhd                                       $  1,247,263
                                                                                    ------------
                   RETAIL STORES (FOOD CHAINS) - 1.2%
     34,300        Distribucion y Servicio D&A SA (A.D.R.)                          $    547,085
  7,921,000        Migros Turk T.A.S.                                                    494,216
    628,664        President Chain Store Corp.                                         1,271,434
                                                                                    ------------
                                                                                    $  2,312,735
                                                                                    ------------
                   TOBACCO - 1.0%
     73,200        ITC Ltd.*                                                        $  1,372,500
    475,500        PT Hanjaya Mandala Sampoerna Tbk*                                     619,753
                                                                                    ------------
                                                                                    $  1,992,253
                                                                                    ------------
                   TOTAL CONSUMER STAPLES                                           $ 22,154,025
                                                                                    ------------
                   ENERGY - 5.7%
                   OIL & GAS (PRODUCTION/EXPLORATION) - 0.1%
     10,300        Petrochina Co., Ltd. (A.D.R.)                                    $    230,411
                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
                   OIL & GAS (REFINING & MARKETING) - 0.7%
    126,200        Polski Koncern Nafto (G.D.R.)                                    $  1,249,380
                                                                                    ------------
                   OIL (DOMESTIC INTEGRATED) - 0.1%
 11,593,000        Tupras-Turkiye Petrol Rafinerileri AS                            $    282,394
                                                                                    ------------
                   OIL (INTERNATIONAL INTEGRATED) - 4.8%
  2,727,000        CNOOC Ltd.*                                                      $  2,709,606
     39,100        Lukoil Holding (A.D.R.)                                             2,047,863
    106,340        Petroleo Brasileiro SA (A.D.R.)                                     3,009,422
     88,500        Surgutneftegaz (A.D.R.)                                             1,283,250
                                                                                    ------------
                                                                                    $  9,050,141
                                                                                    ------------
                   TOTAL ENERGY                                                     $ 10,812,326
                                                                                    ------------
                   FINANCIALS - 24.4%
                   BANKS (MAJOR REGIONAL) - 12.3%
     16,100        Alpha Bank SA                                                    $    422,014
    154,340        Banco Bradesco SA (A.D.R.)                                            781,346
     55,200        Banco Santander Chile (A.D.R.)                                      1,054,320
    988,700        Bangkok Bank Ltd. (Foreign Shares)                                    947,427
  1,036,000        Bank Sinopac*                                                         467,989
  1,155,000        Chinatrust Commercial Bank*                                           808,193
      9,500        Commercial Bank of Greece                                             418,666
     54,200        Commercial International Bank                                         482,397
     86,000        Credicorp Ltd.                                                        696,600
    247,000        Development Bank of Singapore Ltd.                                  1,979,276
  1,522,700        Grupo Financiero Banamex Accival (Class O)                          3,912,666
    123,053        H&CB (A.D.R.)                                                       1,375,733
     82,280        Kookmin Bank                                                        1,066,236
    438,400        Malayan Banking Bhd.                                                1,096,000
     94,000        MISR International (G.D.R.) (144A)*                                   477,050
     39,200        National Bank of Greece SA                                          1,342,395
  4,272,700        National Finance Public Co., Ltd.*                                    875,341
     38,200        Powszechny Bank Kredy*                                                916,992
    759,900        Public Bank Bhd. (Foreign)                                            509,933
     63,700        Shinhan Bank                                                          599,208
    106,300        Standard Bank Investment Corp. Ltd.                                   446,951
    145,500        State Bank of India Ltd.                                              686,283
 62,677,000        Turkiye Garanti Bankasi AS*                                           332,135
     15,600        Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)                    398,580
     54,555        Wielkopolski Bank                                                     375,344
    209,500        Wing Hang Bank Ltd.                                                   829,969
 83,377,328        Yapi Ve Kredi Bankasi AS                                              242,293
                                                                                    ------------
                                                                                    $ 23,541,337
                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
                   BANKS (MONEY CENTER) - 1.1%
     31,160        EFG Eurobank Ergasias                                            $    450,013
 10,692,000        PT Lippo Bank Foreign (Certificate of Entitlement)*                         -
114,013,095        Turkiye Is Bankasi (Isbank)                                           935,492
  1,068,000        United World Chinese Commercial Bank                                  725,244
                                                                                    ------------
                                                                                    $  2,110,749
                                                                                    ------------
                   BANKS (REGIONAL) - 0.6%
    395,100        Commerce Asset Holdings Bhd                                      $    613,445
     80,700        ICICI Bank Ltd.                                                       508,410
                                                                                    ------------
                                                                                    $  1,121,855
                                                                                    ------------
                   FINANCIAL (DIVERSIFIED) - 5.1%
    140,300        ABSA Group Ltd.                                                  $    612,664
    251,200        Bank of East Asia                                                     581,321
    809,810        FirstRand Ltd.                                                        859,823
    664,500        Great Eagle Holdings Ltd.                                             937,145
    340,100        Grupo Fin Banorte*                                                    731,781
  1,032,600        Grupo Financiero BBVA Banco*                                          952,043
    270,000        Grupo Financiero Inbur SA*                                          1,090,016
    167,000        Henderson Land Development                                            779,358
     51,300        Housing Development Finance Corp., Ltd. (Demat Shares)                723,335
     83,200        ICICI Ltd. (A.D.R.)                                                   977,600
    102,485        Imperial Holdings Ltd.*                                               805,559
    608,000        Kerry Properties Ltd.                                                 732,741
                                                                                    ------------
                                                                                    $  9,783,386
                                                                                    ------------
                   INSURANCE (LIFE/HEALTH) - 0.7%
     61,320        Interamerican*                                                   $  1,029,724
     51,430        Liberty Group Ltd.                                                    342,011
                                                                                    ------------
                                                                                    $  1,371,735
                                                                                    ------------
                   INSURANCE (MULTI-LINE) - 0.5%
    151,350        Aspis Pronia General Insurance SA*                               $    701,298
    402,000        Fubon Insurance Co.*                                                  318,087
                                                                                    ------------
                                                                                    $  1,019,385
                                                                                    ------------
                   INSURANCE (PROPERTY-CASUALTY) - 0.8%
    934,800        Cathay Life Insurance Co.                                        $  1,115,026
    306,000        Sage Group Ltd.*                                                      372,240
                                                                                    ------------
                                                                                    $  1,487,266
                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
                   INVESTMENT BANK/BROKERAGE - 1.3%
    714,200        AMMB Holdings Bhd                                                $    533,771
     13,400        Investec Group Ltd.                                                   387,873
  1,480,000        Polaris Securities Co., Ltd.*                                         548,391
     12,500        Samsung Securities Co., Ltd.                                          375,683
    858,000        Yuanta Securities Co., Ltd.*                                          516,776
                                                                                    ------------
                                                                                    $  2,362,494
                                                                                    ------------
                   INVESTMENT MANAGEMENT - 1.3%
  1,308,000        China Development Industrial*                                    $  1,034,969
     19,900        Coronation Holdings Ltd.                                              148,722
          1        Haci Omer SA Banci Holding AS*                                              -
     27,550        Nedcor Ltd.                                                           522,470
    583,500        Sanlam Ltd.                                                           717,818
                                                                                    ------------
                                                                                    $  2,423,979
                                                                                    ------------
                   REAL ESTATE - 0.7%
  2,619,200        New World China Land Ltd.*                                       $  1,360,013
                                                                                    ------------
                   TOTAL FINANCIALS                                                 $ 46,582,199
                                                                                    ------------
                   HEALTH CARE - 1.4%
                   HEALTH CARE (DIVERSIFIED) - 0.5%
     18,100        Teva Pharmaceutical Industries Ltd. (A.D.R.)                     $  1,045,456
                                                                                    ------------
                   HEALTH CARE (DRUGS/MAJOR PHARMACEUTICALS) - 0.9%
     58,000        E Merck (India) Ltd.                                             $    558,381
     54,180        Hoechst Marion Roussel Ltd.                                           540,011
     40,799        Sun Pharmaceutical Industries Ltd., (Demat Shares)                    521,176
                                                                                    ------------
                                                                                    $  1,619,568
                                                                                    ------------
                   TOTAL HEALTH CARE                                                $  2,665,024
                                                                                    ------------
                   TECHNOLOGY - 4.4%
                   COMPUTER (HARDWARE) - 1.5%
     17,059        Samsung Electronics Co.                                          $  2,823,191
                                                                                    ------------
                   COMPUTERS (SOFTWARE & SERVICES) - 0.7%
     27,700        Hughes Software Systems*                                         $    471,814
      6,700        Infosys Technologies Ltd.                                             538,711
     68,100        Satyam Computer Services (Demat Shares)                               316,204
      8,100        Satyam Computer Services Ltd.* (A.D.R.)                                91,449
                                                                                    ------------
                                                                                    $  1,418,178
                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
                   ELECTRONICS (COMPONENT DISTRIBUTION) - 0.3%
     13,000        Samsung Display Devices                                          $    622,093
                                                                                    ------------
                                                                                    $    622,093
                                                                                    ------------
                   ELECTRONICS (DEFENSE) - 0.7%
     84,400        Elbit Systems Ltd.                                               $  1,274,770
                                                                                    ------------
                   ELECTRONICS (INSTRUMENTATION) - 0.3%
    240,000        Elec & Eltek International Co., Ltd.                             $    614,400
                                                                                    ------------
                   ELECTRONICS (SEMICONDUCTORS) - 0.5%
    244,800        United Microelectronics Corp., Ltd.*                             $    375,837
    211,540        Taiwan Semiconductor Manufacturing Co.*                               558,985
                                                                                    ------------
                                                                                    $    934,822
                                                                                    ------------
                   SERVICES (DATA PROCESSING) - 0.4%
    200,000        Shinawatra Computer Co., Plc                                     $    762,198
                                                                                    ------------
                   TOTAL TECHNOLOGY                                                 $  8,449,652
                                                                                    ------------
                   TRANSPORTATION - 0.8%
                   RAILROADS - 0.5%
    522,700        Malaysia International Shipping Bhd                              $    921,603
                                                                                    ------------
                   SHIPPING - 0.3%
  1,293,000        Evergreen Marine Corp.*                                          $    622,259
                                                                                    ------------
                   TOTAL TRANSPORTATION                                             $  1,543,862
                                                                                    ------------
                   UTILITIES - 3.9%
                   ELECTRIC COMPANIES - 3.5%
  2,406,000        Beijing Datang Power Generation Company Ltd.                     $    894,567
     80,800        Empresa Nacional Electricidad Chile (A.D.R.)                          980,912
     71,000        Enersis SA (A.D.R.)                                                 1,175,050
    112,700        Korea Electric Power Corp. (A.D.R.)                                 1,188,985
     71,600        Korea Electric Power Corp.                                          1,358,220
    456,600        Manila Electric Co. (Class B)                                         552,193
     58,440        Unified Energy System (G.D.R.) (144A)*                                597,909
                                                                                    ------------
                                                                                    $  6,747,836
                                                                                    ------------
                   NATURAL GAS - 0.4%
     74,700        Gazprom (A.D.R.) (144A)*                                         $    698,445
                                                                                    ------------
                   TOTAL UTILITIES                                                  $  7,446,281
                                                                                    ------------
                   TOTAL COMMON STOCKS
                   (Cost $174,425,460)                                              $161,795,338
                                                                                    ------------

8The accompanying notes are an integral part of these financial statements.

SHARES                                                                                     VALUE
                   RIGHTS/WARRANTS - 0.4%
     21,000        Cemex SA, 12/13/02*                                              $     10,082
 10,692,000        PT Lippo Bank, 4/15/02*                                                     -
  7,670,000        Siam Commercial Bank, 5/10/02*                                        625,157
    470,211        TelecomAsia, Public Co. Ltd., 5/5/02*                                 140,807
                                                                                    ------------
                   TOTAL RIGHTS/WARRANTS                                            $    776,046
                                                                                    ------------
                   (Cost $1,678,621)

PRINCIPAL
 AMOUNT
                   TEMPORARY CASH INVESTMENTS - 12.1%
                   COMMERCIAL PAPER - 12.1%
  7,073,000        AGFC, 4.06%, 6/5/01                                              $  7,073,000
  8,731,000        American Express Credit Corp., 4.05%, 6/5/01                        8,731,000
  7,320,000        Citicorp Inc., 4.08%, 6/4/01                                        7,320,000
                                                                                    ------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $23,124,000)                                               $ 23,124,000
                                                                                    ------------
                   TOTAL INVESTMENT IN SECURITIES AND
                   TEMPORARY CASH INVESTMENTS - 100%
                   (Cost $204,802,876)(a)(b)                                        $190,808,072
                                                                                    ============

*    Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2001, the value of these securities amounted to $4,051,445 or 2.1% of total net assets.

   The accompanying notes are an integral part of these financial statements.

(a) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

        India                                                    10.8%
        Mexico                                                   10.0%
        South Korea                                               9.8%
        Hong Kong                                                 9.0%
        Brazil                                                    9.0%
        Taiwan                                                    8.4%
        South Africa                                              6.5%
        Indonesia                                                 4.7%
        Malaysia                                                  4.3%
        Greece                                                    3.7%
        Thailand                                                  3.7%
        Chile                                                     3.4%
        Poland                                                    2.8%
        Russia                                                    2.8%
        Singapore                                                 1.9%
        Turkey                                                    1.8%
        Egypt                                                     1.7%
        Israel                                                    1.4%
        Phillipines                                               1.4%
        China                                                     1.2%
        Peru                                                      0.7%
        Hungary                                                   0.4%
        Argentina                                                 0.3%
        Czech Republic                                            0.3%
                                                                  ---
                                                                  100%
                                                                  ===

(b) At May 31, 2001, the net unrealized loss on investments was based on cost for federal income tax purposes of $211,735,335 was as follows:

     Aggregate gross unrealized gain for all investments in
     which there is an excess of value over cost                                    $  8,993,359

     Aggregate gross unrealized loss for all investments in
     which there is an excess of tax cost over value                                 (29,920,622)
                                                                                    ------------
     Net Unrealized Loss                                                            $(20,927,263)
                                                                                    ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2001, aggregated 188,475,354 and 199,105,661 respectively.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 05/31/01 (UNAUDITED)

ASSETS:
  Investment in securities, at value (including temporary cash
      investments of $23,124,000) (cost $204,802,876)                                   $190,808,072
  Foreign currencies, at value                                                             5,414,051
  Receivables -
      Investment securities sold                                                           3,651,279
      Fund shares sold                                                                     1,618,200
      Dividends, interest and foreign taxes withheld                                         721,653
  Other                                                                                      519,888
                                                                                        ------------
         Total assets                                                                   $202,733,143
                                                                                        ------------
LIABILITIES:
  Payables -
      Investment securities purchased                                                   $  7,472,364
      Fund shares repurchased                                                                293,115
      Forward foreign currency settlement contracts - net                                        221
  Due to bank                                                                                 54,236
  Due to affiliates                                                                          234,780
  Accrued expenses                                                                           311,219
                                                                                        ------------
         Total liabilities                                                              $  8,365,935
                                                                                        ------------
NET ASSETS:
  Paid-in capital                                                                       $281,964,212
  Accumulated net investment loss                                                            (66,669)
  Accumulated net realized loss on investments, futures contracts
      and foreign currency transactions                                                  (73,414,299)
  Net unrealized loss on investments                                                     (13,994,804)
  Net unrealized loss on forward foreign currency contracts and other
      assets and liabilities denominated in foreign currencies                              (121,232)
                                                                                        ------------
         Total net assets                                                               $194,367,208
                                                                                        ============

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $96,011,669/8,961,362 shares)                                       $      10.71
                                                                                        ============
  Class B (based on $36,111,902/3,566,535 shares)                                       $      10.13
                                                                                        ============
  Class C (based on $15,321,412/1,521,217 shares)                                       $      10.07
                                                                                        ============
  Class Y (based on $46,922,225/4,286,259 shares)                                       $      10.95
                                                                                        ============
MAXIMUM OFFERING PRICE:
  Class A                                                                               $      11.36
                                                                                        ============

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED 5/31/01

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $207,672)                            $  2,325,383
   Interest (net of foreign taxes withheld of $6,006)                                    188,936
                                                                                    ------------
            Total investment income                                                                    $  2,514,319
                                                                                                       ------------
EXPENSES:
   Management fees                                                                  $  1,290,663
   Transfer agent fees
       Class A                                                                           176,017
       Class B                                                                           132,396
       Class C                                                                            36,970
       Class Y                                                                               140
   Distribution fees
       Class A                                                                           128,116
       Class B                                                                           201,212
       Class C                                                                            74,293
   Administrative fees                                                                    34,502
   Custodian fees                                                                        403,568
   Registration fees                                                                      44,408
   Professional fees                                                                       2,753
   Fees and expenses of nonaffiliated trustees                                             2,030
   Miscellaneous                                                                             328
                                                                                    ------------
       Total expenses                                                                                  $  2,527,396
       Less fees paid indirectly                                                                            (17,665)
                                                                                                       ------------
       Net expenses                                                                                    $  2,509,731
                                                                                                       ------------
            Net investment income                                                                      $      4,588
                                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized loss from:
       Investments (net of capital gains taxes paid of 0)                           $(51,921,873)
       Forward foreign currency contracts and other assets
            and liabilities denominated in foreign currencies                           (367,750)      $(52,289,623)
                                                                                    ------------       ------------
   Change in net unrealized gain (loss) from:
       Investments                                                                  $ 49,413,752
       Forward foreign currency contracts and other assets
            and liabilities denominated in foreign currencies                             (9,574)      $ 49,404,178
                                                                                    ------------       ------------
       Net loss on investments and foreign currency
            transactions                                                                               $ (2,885,445)
                                                                                                       ------------
       Net decrease in net assets resulting from operations                                            $ (2,880,857)
                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED 05/31/01 AND THE YEAR ENDED 11/30/00

                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                      5/31/01           YEAR ENDED
FROM OPERATIONS:                                                                    (UNAUDITED)          11/30/00
  Net investment income (loss)                                                     $      4,588        $ (3,420,940)
  Net realized gain (loss) on investments and
    foreign currency transactions                                                   (52,289,623)         27,975,331
  Change in net unrealized gain (loss) on investments and
    foreign currency transactions                                                    49,404,178         (97,070,112)
                                                                                   ------------        ------------
      Net decrease in net assets resulting from
            operations                                                             $ (2,880,857)       $(72,515,721)
                                                                                   ------------        ------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                                 $110,182,486        $329,505,782
  Reinvestment of distributions                                                               -                   -
  Cost of shares repurchased                                                       (102,110,600)       (248,879,736)
                                                                                   ------------        ------------
    Net increase in net assets resulting from
      fund share transactions                                                      $  8,071,886        $ 80,626,046
                                                                                   ------------        ------------
    Net increase in net assets                                                     $  5,191,029        $  8,110,325
NET ASSETS:
  Beginning of period                                                               189,176,179         181,065,854
                                                                                   ------------        ------------
  End of period (including accumulated net investment loss
    of $66,669 and $71,257, respectively)                                          $194,367,208        $189,176,179
                                                                                   ============        ============

                                                 '01 SHARES        '01 AMOUNT
CLASS A                                          (UNAUDITED)       (UNAUDITED)       '00 SHARES        '00 AMOUNT
Shares sold                                        8,351,026       $ 94,293,698       13,630,214       $216,021,888
Reinvestment of distributions                              -                  -                -                  -
Less shares repurchased                           (7,542,196)       (85,462,878)     (12,077,994)      (187,103,890)
                                                 -----------       ------------     ------------       ------------
    Net increase                                     808,830       $  8,830,820        1,552,220       $ 28,917,998
                                                 ===========       ============     ============       ============
CLASS B
Shares sold                                          615,791       $  6,991,280        2,965,548       $ 51,179,580
Reinvestment of distributions                              -                  -                -                  -
Less shares repurchased                           (1,015,218)       (10,671,840)      (2,860,823)       (44,175,696)
                                                 -----------       ------------     ------------       ------------
    Net increase (decrease)                         (399,427)      $ (3,680,560)         104,725       $  7,003,884
                                                 ===========       ============     ============       ============
CLASS C
Shares sold                                          769,374       $  8,308,944        1,336,618       $ 20,688,386
Reinvestment of distributions                              -                  -                -                  -
Less shares repurchased                             (505,971)        (5,267,613)        (966,914)       (14,463,955)
                                                 -----------       ------------     ------------       ------------
    Net increase                                     263,403       $  3,041,331          369,704       $  6,224,431
                                                 ===========       ============     ============       ============
CLASS Y
Shares sold                                           51,622       $    588,564        2,545,138       $ 41,615,928
Reinvestment of distributions                              -                  -                -                  -
Less shares repurchased                              (61,866)          (708,269)        (194,625)        (3,136,195)
                                                 -----------       ------------     ------------       ------------
    Net increase (decrease)                          (10,244)      $   (119,705)       2,350,513       $ 38,479,733
                                                 ===========       ============     ============       ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 5/31/01

                                                             SIX MONTHS
                                                                ENDED
                                                               5/31/01    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                             (UNAUDITED)   11/30/00    11/30/99    11/30/98    11/30/97    11/30/96
CLASS A
Net asset value, beginning of period                          $ 10.82      $ 13.80     $  8.79     $ 14.42     $ 13.94     $ 11.56
                                                              -------      -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
   Net investment income (loss)                               $  0.00(A)   $ (0.17)    $ (0.09)    $  0.00(A)  $ (0.05)    $ (0.07)
   Net realized and unrealized gain (loss) on investments,
      futures contracts and foreign currency transactions       (0.11)       (2.81)       5.10       (4.23)       1.40        2.45
                                                              -------      -------     -------     -------     -------     -------
          Net increase (decrease) from investment operations  $ (0.11)     $ (2.98)    $  5.01     $ (4.23)    $  1.35     $  2.38
Distributions to shareowners:
   Net investment income                                            -            -           -           -           -           -
   Net realized gain                                                -            -           -       (1.40)      (0.87)          -
                                                              -------      -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                    $ (0.11)     $ (2.98)    $  5.01     $ (5.63)    $  0.48     $  2.38
                                                              -------      -------     -------     -------     -------     -------
Net asset value, end of period                                $ 10.71      $ 10.82     $ 13.80     $  8.79     $ 14.42     $ 13.94
                                                              =======      =======     =======     =======     =======     =======
Total return*                                                   -1.02%      (21.59)%     57.00%     (32.19)%     10.37%      20.59%
Ratio of net expenses to average net assets+                     2.31%**      2.19%       2.44%       2.26%       2.23%       2.28%
Ratio of net investment loss to average net assets+              0.11%**     (1.13)%     (0.73)%      0.07%      (0.40)%     (0.61)%
Portfolio turnover rate                                           198%**       139%        180%        195%        140%        143%
Net assets, end of period (in thousands)                      $96,012      $88,175     $91,092     $76,257     $87,628     $56,465
Ratios assuming no waiver of management fees and assumption
   of expenses by PIM and no reduction for fees paid
   indirectly:
   Net expenses                                                  2.31%**      2.19%       2.44%       2.27%       2.25%       3.00%
   Net investment income (loss)                                  0.11%**     (1.13)%     (0.73)%      0.06%      (0.42)%     (1.33)%
Ratios assuming waiver of management fees and assumption
   of expenses by PIM and reduction for fees paid
   indirectly:
   Net expenses                                                  2.29%**      2.16%       2.40%       2.25%       2.19%       2.25%
   Net investment income (loss)                                  0.13%**     (1.10)%     (0.69)%      0.08%      (0.36)%     (0.58)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios assuming no reduction for fees paid indirectly.
(A) Amount rounds to less than one cent a share.

   The accompanying notes are an integral part of these financial statements.

                                                              SIX MONTHS
                                                                ENDED
                                                               5/31/01    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED YEAR ENDED
                                                              UNAUDITED)   11/30/00    11/30/99    11/30/98    11/30/97   11/30/96
CLASS B
Net asset value, beginning of period                           $ 10.28      $ 13.23     $  8.49     $ 14.09     $ 13.73    $ 11.47
                                                               -------      -------     -------     -------     -------    -------
Increase (decrease) from investment operations:
   Net investment loss                                         $ (0.09)     $ (0.34)    $ (0.17)    $ (0.12)    $ (0.14)   $ (0.03)
   Net realized and unrealized gain (loss) on investments,
      futures contracts and foreign currency transactions        (0.06)       (2.61)       4.91       (4.08)       1.37       2.29
                                                               -------      -------     -------     -------     -------    -------
          Net increase (decrease) from investment operations   $ (0.15)     $ (2.95)    $  4.74     $ (4.20)    $  1.23    $  2.26
Distributions to shareowners:
   Net realized gain                                                 -             -          -       (1.40)      (0.87)         -
                                                               -------      -------     -------     -------     -------    -------
Net increase (decrease) in net asset value                     $ (0.15)     $ (2.95)    $  4.74     $ (5.60)    $  0.36    $  2.26
                                                               -------      -------     -------     -------     -------    -------
Net asset value, end of period                                 $ 10.13      $ 10.28     $ 13.23     $  8.49     $ 14.09    $ 13.73
                                                               =======      =======     =======     =======     =======    =======
Total return*                                                    (1.46)%      22.30%      55.83%     (32.79)%      9.61%     19.70%
Ratio of net expenses to average net assets+                      3.38%**      3.05%       3.20%       3.09%       2.94%      3.00%
Ratio of net investment loss to average net assets+              (0.95)%**    (1.97)%     (1.53)%     (0.84)%     (1.10)%    (1.47)%
Portfolio turnover rate                                            198%**       139%        180%        195%        140%       143%
Net assets, end of period (in thousands)                       $36,112      $40,763     $51,093     $35,954     $70,218    $39,893
Ratios assuming no waiver of management fees and assumption
   of expenses by PIM and no reduction for fees paid
   indirectly:
   Net expenses                                                   3.38%**      3.05%       3.20%       3.10%       2.95%      3.66%
   Net investment loss                                           (0.95)%**    (1.97)%     (1.53)%     (0.85)%     (1.11)%    (2.13)%
Ratios assuming waiver of management fees and assumption of
   expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                   3.37%**      3.03%       3.18%       3.08%       2.90%      2.96%
   Net investment loss                                           (0.94)%**    (1.95)%     (1.51)%     (0.83)%     (1.06)%    (1.43)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

                                                               SIX MONTHS
                                                                  ENDED
                                                                 5/31/01    YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED 1/31/96 TO
                                                               (UNAUDITED)   11/30/00   11/30/99   11/30/98   11/30/97   11/30/96
CLASS C
Net asset value, beginning of period                             $ 10.23     $ 13.12    $  8.47    $ 14.08    $ 13.73     $13.22
                                                                 -------     -------    -------    -------    -------     ------
Increase (decrease) from investment operations:
   Net investment loss                                           $  0.00(A)  $ (0.14)   $ (0.29)   $ (0.08)   $ (0.13)    $(0.09)
   Net realized and unrealized gain (loss) on investments,
      futures contracts and foreign currency transactions          (0.16)      (2.75)      4.94      (4.13)      1.35       0.60
                                                                 -------     -------    -------    -------    -------     ------
          Net increase (decrease) from investment operations     $ (0.16)    $ (2.89)   $  4.65    $ (4.21)   $  1.22     $ 0.51
Distributions to shareowners:
   Net realized gain                                                   -           -          -      (1.40)     (0.87)         -
                                                                 -------     -------    -------    -------    -------     ------
Net increase (decrease) in net asset value                       $ (0.16)    $ (2.89)   $  4.65    $ (5.61)   $  0.35     $ 0.51
                                                                 -------     -------    -------    -------    -------     ------
Net asset value, end of period                                   $ 10.07     $ 10.23    $ 13.12    $  8.47    $ 14.08     $13.73
                                                                 =======     =======    =======    =======    =======     ======
Total return*                                                      (1.56)%    (22.03)%    54.90%    (32.90)%     9.53%      3.86%
Ratio of net expenses to average net assets+                        3.23%**     2.85%      3.82%      3.32%      2.89%      2.91%**
Ratio of net investment loss to average net assets+                (0.78)%**   (1.81)%    (2.09)%    (1.08)%    (1.09)%    (1.51)%**
Portfolio turnover rate                                              198%**      139%       180%       195%       140%       143%
Net assets, end of year (in thousands)                           $15,321     $12,861    $11,656    $12,162    $12,730     $5,566
Ratios assuming no waiver of management fees and assumption
   of expenses by PIM and no reduction for fees paid
   indirectly:
   Net expenses                                                     3.23%**     2.85%      3.82%      3.33%      2.90%      3.48%**
   Net investment loss                                             (0.78)%**   (1.81)%    (2.09)%    (1.09)%    (1.10)%    (2.08)%**
Ratios assuming waiver of management fees and assumption
   of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                     3.21%**     2.82%      3.80%      3.31%      2.85%      2.86%**
   Net investment loss                                             (0.76)%**   (1.78)%    (2.07)%    (1.07)%    (1.05)%    (1.46)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.
(A) Amount rounds to less than one cent a share.

   The accompanying notes are an integral part of these financial statements.

                                                  SIX MONTHS
                                                     ENDED
                                                    5/31/01         YEAR ENDED       YEAR ENDED        4/9/98 TO
                                                  (UNAUDITED)        11/30/00         11/30/99         11/30/98
CLASS Y
Net asset value,
   beginning of period                              $ 11.03           $ 13.99          $  8.85           $14.55
                                                    -------           -------          -------           ------
Increase (decrease) from investment operations:
   Net investment income (loss)                     $  0.04           $ (0.10)         $  0.01           $    -
   Net realized and unrealized
      gain (loss) on investments,
      futures contracts and foreign
      currency transactions                         $ (0.12)          $ (2.86)         $  5.13           $(5.55)
                                                    -------           -------          -------           ------
Net increase (decrease) from
   investment operations                              (0.08)            (2.96)            5.14            (5.55)
Distributions to shareowners:
   Net realized gain                                      -                 -                -            (0.15)
                                                    -------           -------          -------           ------
Net increase (decrease) in net
   asset value                                        (0.08)            (2.96)            5.14            (5.70)
                                                    -------           -------          -------           ------
Net asset value, end of period                      $ 10.95           $ 11.03          $ 13.99           $ 8.85
                                                    =======           =======          =======           ======
Total return*                                         (0.72)%          (21.16)%          58.08%          (38.32)%
Ratio of net expenses to average
   net assets+                                         1.72%**           1.62%            2.51%            1.75%**
Ratio of net investment income
   (loss) to average net assets+                       0.73%**          (0.62)%          (1.07)%           0.06%**
Portfolio turnover rate                                 198%**            139%             180%             195%
Net assets, end of year
   (in thousands)                                   $46,922           $47,378          $27,225           $1,241
Ratios assuming reduction for
   fees paid indirectly:
   Net expenses                                        1.72%**           1.60%            2.41%            1.75%**
   Net investment income (loss)                        0.73%**          (0.60)%          (0.97)%          0.06%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

** Annualized.

+  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 5/31/01 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Emerging Markets Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in India, and the Fund may be unable to sell portfolio securities until the registration process is completed.

B.   FOREIGN CURRENCY TRANSLATION

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (See Note 6)

D.   FUTURES CONTRACT

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At May 31, 2001, the Fund had no open futures contracts.

E. TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2001, the Fund paid no such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2001, the Fund had no reserve related to capital gains. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of May 31, 2001, the Fund had no reserve related to taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

F.   FUND SHARES

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $15,665 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2001.

G.   CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

2.   MANAGEMENT AGREEMENT

     Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

     In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2001, $215,426 was payable to PIM related to management fees, administrative fees and certain other services.

3.   TRANSFER AGENT

     PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $44,163 in transfer agent fees due from PIMSS at May 31, 2001.

4.   DISTRIBUTION PLANS

     The Fund adopted a Plan of Distribution with respect to Class A, Class B, and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $63,517 in distribution fees payable to PFD at May 31, 2001.

     In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2001, CDSCs in the amount of $524,397 were paid to PFD.

5.   EXPENSE OFFSETS

     The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended May 31, 2001, the Fund's expenses were reduced by $17,665 under such arrangements.

6.   FORWARD FOREIGN CURRENCY CONTRACTS

     At May 31, 2001, the fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2001, the fund had no outstanding portfolio hedges. The funds gross forward currency settlement contracts receivable and payable were $770,686 and $770,907, respectively, resulting in a net payable of $221.

7.   LINE OF CREDIT FACILITY

     The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2001, there was no borrowings under such agreement.


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

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

TRUSTEES

John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Margaret B.W. Graham
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

OFFICERS

John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary


INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

RETIREMENT PLANS FROM PIONEER

Pioneer offers retirement plans suited to the individual investor and businesses of all sizes. For information, contact your investment professional, or call Pioneer at 1-800-622-0176.

INDIVIDUAL PLANS
INDIVIDUAL RETIREMENT ACCOUNT (IRA)

The $2,000 maximum annual contribution may be tax-deductible; earnings are tax-deferred.

ROTH IRA

The $2,000 maximum annual contribution is not tax-deductible; earnings are tax-free for qualified withdrawals.

PLANS FOR SMALL BUSINESSES OR THE SELF-EMPLOYED
SIMPLE (SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES) IRA

For firms with 100 or fewer employees. Employees can make pre-tax contributions, and an employer contribution is required.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)

Self-employed individuals and small-business owners can make tax-deductible contributions of up to 15% of their income. Employer must also contribute for any eligible employees.

EMPLOYER-SPONSORED PLANS
401(k) PLAN

Allows employees to make pre-tax contributions. Also allows for employer contributions.

403(b) PLAN

Lets employees of public schools, nonprofit hospitals and certain other tax-exempt organizations set aside part of their salary, before taxes, through payroll deduction.

PROFIT SHARING PLAN

Employers contribute on a discretionary basis, usually based on profits.

AGE-WEIGHTED PROFIT SHARING PLAN

Employer makes discretionary contributions based on employees' age and salary.

MONEY PURCHASE PENSION PLAN (MPP)

Employers contribute based on a fixed formula.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FACTFONE(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

6-MONTH REINSTATEMENT PRIVILEGE (FOR CLASS A AND CLASS B SHARES)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account--without paying a sales charge--within 6 months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.

INVESTOMATIC PLAN

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment--without sacrificing your current standard of living.

PAYROLL INVESTMENT PROGRAM (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

AUTOMATIC EXCHANGE PROGRAM

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, then select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund, and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

DIRECTED DIVIDENDS

Lets you invest cash DIVIDENDS from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

DIRECT DEPOSIT

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FACTFONE(SM)for automated fund yields, prices,
account information and transactions                            1-800-225-4321

RETIREMENT PLANS INFORMATION                                    1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                    1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

OUR TOLL-FREE FAX                                               1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                       www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.


[LOGO]PIONEER
      INVESTMENTS(R)

PIONEER INVESTMENT MANAGEMENT, INC.                                10151-00-0701
60 STATE STREET                              (C) PIONEER FUNDS DISTRIBUTOR, INC.
BOSTON, MASSACHUSETTS 02109                  UNDERWRITER OF PIONEER MUTUAL FUNDS
www.pioneerfunds.com                 [RECYCLED SYMBOL] PRINTED ON RECYCLED PAPER